Income Taxes - Schedule of Reconciliation of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Book Loss	$ 1,556,355	$ 746,924
State taxes		106,546
Meals & Entertainment	3,200
Change in valuation allowance	1,553,200	(853,470)
Provision for Income Taxes